SUBORDINATED LOAN TO PARENT CORPORATION	12 Months Ended
Dec. 31, 2017
SUBORDINATED LOAN TO PARENT CORPORATION
SUBORDINATED LOAN TO PARENT CORPORATION

13.   SUBORDINATED LOAN TO PARENT CORPORATION

On April 12, 2017, the Corporation issued to Quebecor Media Inc. a $342.0 million subordinated loan, bearing interest at 5.5%, payable every six months on April 12 and October 12, and maturing on April 12, 2019. The loan was reimbursed by Quebecor Media Inc. on January 16, 2018 (note 30).